Fair Value (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 25, 2023 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of earn out Liability		$ (4,065)
Impairment of real estate		$ 8,982
Merger With FWAC [Member] | Earnout Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares of equity interests issued or issuable to acquire entity | shares	1,900,000	1,900,000
Change in fair value of earn out Liability		$ 4,100
Merger With FWAC [Member] | Earnout Shares [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	0.300
Merger With FWAC [Member] | Earnout Shares [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	0.450
Merger With FWAC [Member] | Earnout Shares For December 31 2026 Threshhold [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares of equity interests issued or issuable to acquire entity | shares	950,000
Issued price | $ / shares	$ 13.00
Merger With FWAC [Member] | Earnout Shares For December 31 2028 Threshold [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares of equity interests issued or issuable to acquire entity | shares	950,000
Issued price | $ / shares	$ 16.00
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value portion of debt instrument payable		$ 182,900	$ 207,400